Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule Of Reconciliation of Profit Under IFRS And US GAAP

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2013, 2012 and 2011 are provided below.

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Trading profit under IFRS	$2,637	$2,650	$2,353
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for development costs	(443)	(429)	(330)
Restructuring	(71)	(231)	(131)
Interest expenses of Industrial Activities, net of interest income and eliminations	(548)	(515)	(640)
Other	(201)	(128)	(72)

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,374	$1,347	$1,180

Schedule of Profit By Reportable Segment

The following summarizes trading profit under IFRS by reportable segment:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Agricultural Equipment	$1,949	$1,609	$1,262
Construction Equipment	(109)	(39)	27
Commercial Vehicles	145	647	899
Powertrain	210	181	148
Other Activities and Adjustments	(76)	(125)	(90)

Total Trading profit of Industrial Activities under IFRS	$2,119	$2,273	$2,246
Financial Services	518	377	107

Trading profit under IFRS	$2,637	$2,650	$2,353

Summary of Operating Segment Information

A summary of additional operating segment information, compiled under IFRS, as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Revenues:
Agricultural Equipment	$16,763	$15,657	$14,183
Construction Equipment	3,258	3,770	3,876
Commercial Vehicles	11,447	11,221	13,148
Powertrain	4,423	3,769	4,482
Other Activities & Adjustments	(3,050)	(2,706)	(3,269)

Net revenues of Industrial Activities under IFRS	32,841	31,711	32,420
Financial Services	1,950	1,938	1,820
Other Activities & Adjustments	(560)	(521)	(431)

Net revenues under IFRS	34,231	33,128	33,809
Difference, principally classification proceeds from the final sale of equipment sold under buy-back commitment or leased, net of finance income of Industrial Activities	(395)	(327)	(329)

Revenues under U.S. GAAP	$33,836	$32,801	$33,480

Depreciation and Amortization (*):
Agricultural Equipment	$392	$332	$302
Construction Equipment	114	114	101
Commercial Vehicles	283	281	324
Powertrain	208	196	202
Other activities & adjustments	(3)	(3)	(5)

Depreciation and amortization of Industrial Activities under IFRS	994	920	924
Financial Services	3	4	3
Depreciation and amortization under IFRS	997	924	927
Difference, principally amortization of development costs capitalized under IFRS	(307)	(247)	(218)

Depreciation and amortization under U.S. GAAP	$690	$677	$709

Expenditures for long-lived assets *:
Agricultural Equipment	$879	$808	$531
Construction Equipment	157	162	155
Commercial Vehicles	732	561	477
Powertrain	210	194	216
Other Activities	1	1	1

Expenditures for long-lived assets of Industrial Activities under IFRS	1,979	1,726	1,380
Financial Services	6	7	2

Expenditures for long-lived assets under IFRS	1,985	1,733	1,382
Difference, development costs capitalized under IFRS	(758)	(685)	(562)

Expenditures for long-lived assets under U.S. GAAP	$1,227	$1,048	$820

*	Excluding assets sold with buy-back commitments and equipment on operating leases

Reconciliation Of Assets From Segments

	December 31,
	2013	2012
	(in millions)
Total assets:
Agricultural Equipment	$9,207	$8,206
Construction Equipment	2,688	2,573
Commercial Vehicles	9,902	8,766
Powertrain	2,815	2,521
Other activities	7,538	10,339
Unallocated items & adjustments	(8,595)	(11,227)

Total identifiable assets of Industrial Activities under IFRS	23,555	21,178
Financial Services	28,616	25,891
Unallocated items & adjustments	(2,217)	(2,072)

Total identifiable assets under IFRS	49,954	44,997
Tax assets**	2,020	2,019
Treasury assets***	4,488	4,257

Total assets under IFRS	56,462	51,273
Difference, principally development costs capitalized under IFRS	(2,619)	(2,308)

Total assets under U.S. GAAP	$53,843	$48,965

Investments in unconsolidated subsidiaries and affiliates:
Agricultural Equipment	$251	$248
Construction Equipment	1	1
Commercial Vehicles	312	264
Powertrain	5	5
Unallocated items & adjustments	(17)	(14)

Investments in unconsolidated subsidiaries and affiliates of Industrial Activities under IFRS	552	504
Financial Services	129	116

Investments in unconsolidated subsidiaries and affiliates under IFRS	681	620
Difference, development costs capitalized under IFRS	(36)	(26)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	$645	$594

**	Includes deferred tax assets and direct tax receivables
***	Includes cash and cash equivalents, financing receivables, securities and derivative assets of Industrial Activities.

Schedule Of Revenue By Geographical Area

The following highlights revenues earned from external customers in the rest of the world by destination:

	2013	2012	2011
	(in million)
United States	$7,687	$7,408	$6,612
Brazil	4,750	3,853	4,637
France	3,030	2,733	2,968
Italy	2,688	2,624	3,438
Germany	1,677	1,600	1,705
Canada	1,687	1,779	1,546
Australia	1,015	1,227	1,148
Argentina	937	718	757
Spain	666	665	897
Poland	504	578	531
Other	8,202	8,654	8,253

Total revenues from external customers in the rest of world	$32,843	$31,839	$32,492

Schedule Of Long-lived Assets By Geographical Area

The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2013	2012
	($ million)
United States	$4,474	$4,175
Italy	1,974	1,572
France	899	842
Spain	564	503
Germany	850	778
Brazil	523	540
Canada	465	459
China	246	175
Other	1,245	1,006

Total long-lived assets in the rest of the world	$11,240	$10,050